ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	56,311,274	8,630,080
Professional services	11,844,738	9,866,284	1,512,074
Agency commission fees payable	—	6,397,096	980,398
Staff cost related payables	9,851,024	3,842,856	588,943
Office expenses	3,543,495	1,920,735	294,365
Product development services	906,906	848,237	129,998
Other payables	3,540,000	—	—
Utility fees	1,646,394	—	—
Others	4,308,376	4,384,391	671,937
Total	93,140,843	83,570,873	12,807,795